UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

March 31, 2018

TRE-QTLY-0518
1.799849.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.4%
Aptiv PLC	85,100	$7,231
Automobiles - 0.1%
Tesla, Inc. (a)	4,700	1,251
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (a)	7,000	2,262
Hilton Grand Vacations, Inc. (a)	50,000	2,151
Las Vegas Sands Corp.	94,600	6,802
Marriott International, Inc. Class A	80,900	11,001
McDonald's Corp.	141,000	22,050
Royal Caribbean Cruises Ltd.	91,100	10,726
Wyndham Worldwide Corp.	27,900	3,193
		58,185
Household Durables - 0.4%
Toll Brothers, Inc.	167,300	7,236
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	74,483	107,802
Netflix, Inc. (a)	58,880	17,390
The Booking Holdings, Inc. (a)	7,690	15,998
Wayfair LLC Class A (a)	5,400	365
		141,555
Media - 1.1%
Charter Communications, Inc. Class A (a)	41,024	12,767
The Walt Disney Co.	67,400	6,770
		19,537
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	109,000	10,344
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	43,100	5,739
Home Depot, Inc.	51,319	9,147
Lowe's Companies, Inc.	263,500	23,122
		38,008
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	20,960	5,072
LVMH Moet Hennessy - Louis Vuitton SA	30,001	9,246
Under Armour, Inc. Class A (sub. vtg.) (a)	50,000	818
		15,136

TOTAL CONSUMER DISCRETIONARY		298,483

CONSUMER STAPLES - 2.4%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	47,700	10,872
Monster Beverage Corp. (a)	110,206	6,305
		17,177
Food & Staples Retailing - 0.4%
Walmart, Inc.	76,300	6,788
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	70,400	10,540
Unilever NV (NY Reg.)	142,400	8,030
		18,570
Tobacco - 0.1%
Philip Morris International, Inc.	11,000	1,093

TOTAL CONSUMER STAPLES		43,628

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	79,100	5,124
Oil, Gas & Consumable Fuels - 0.7%
EOG Resources, Inc.	47,000	4,948
Reliance Industries Ltd.	526,702	7,201
		12,149

TOTAL ENERGY		17,273

FINANCIALS - 7.4%
Banks - 2.0%
Bank of America Corp.	752,600	22,570
Citigroup, Inc.	189,000	12,758
		35,328
Capital Markets - 5.4%
Cboe Global Markets, Inc.	80,100	9,139
Charles Schwab Corp.	399,700	20,872
E*TRADE Financial Corp. (a)	59,500	3,297
Goldman Sachs Group, Inc.	35,100	8,840
Morgan Stanley	250,500	13,517
MSCI, Inc.	62,400	9,327
TD Ameritrade Holding Corp.	561,800	33,275
		98,267

TOTAL FINANCIALS		133,595

HEALTH CARE - 11.6%
Biotechnology - 3.9%
Agios Pharmaceuticals, Inc. (a)	10,600	867
Alexion Pharmaceuticals, Inc. (a)	121,900	13,587
Arena Pharmaceuticals, Inc. (a)	45,809	1,809
Atara Biotherapeutics, Inc. (a)	86,300	3,366
Biogen, Inc. (a)	41,245	11,294
Insmed, Inc. (a)	15,675	353
Intercept Pharmaceuticals, Inc. (a)	22,200	1,366
Neurocrine Biosciences, Inc. (a)	129,800	10,764
Regeneron Pharmaceuticals, Inc. (a)	7,000	2,411
Sarepta Therapeutics, Inc. (a)	59,400	4,401
TESARO, Inc. (a)	127,409	7,280
Vertex Pharmaceuticals, Inc. (a)	75,300	12,272
		69,770
Health Care Equipment & Supplies - 3.5%
Becton, Dickinson & Co.	164,500	35,647
Danaher Corp.	44,000	4,308
DexCom, Inc. (a)	40,832	3,028
Edwards Lifesciences Corp. (a)	34,000	4,744
Insulet Corp. (a)	24,300	2,106
Intuitive Surgical, Inc. (a)	32,450	13,396
		63,229
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	74,600	6,431
Humana, Inc.	95,800	25,754
UnitedHealth Group, Inc.	93,200	19,945
		52,130
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	60,200	4,027
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	165,159	10,446
Nektar Therapeutics (a)	97,000	10,307
		20,753

TOTAL HEALTH CARE		209,909

INDUSTRIALS - 13.8%
Aerospace & Defense - 5.2%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,118,300	9,076
General Dynamics Corp.	41,200	9,101
Northrop Grumman Corp.	100,600	35,121
Raytheon Co.	164,500	35,502
United Technologies Corp.	41,600	5,234
		94,034
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	47,500	4,836
Building Products - 0.4%
Allegion PLC	79,600	6,789
Construction & Engineering - 1.0%
Fluor Corp.	47,000	2,689
Jacobs Engineering Group, Inc.	247,700	14,651
		17,340
Electrical Equipment - 1.7%
AMETEK, Inc.	113,500	8,623
Emerson Electric Co.	157,100	10,730
Fortive Corp.	153,950	11,934
		31,287
Industrial Conglomerates - 0.6%
3M Co.	47,500	10,427
Machinery - 3.5%
Caterpillar, Inc.	96,000	14,148
Deere & Co.	126,200	19,601
Flowserve Corp.	70,600	3,059
Gardner Denver Holdings, Inc.	246,600	7,566
Xylem, Inc.	246,800	18,984
		63,358
Professional Services - 0.3%
IHS Markit Ltd. (a)	111,200	5,364
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	82,274	9,638
Norfolk Southern Corp.	35,600	4,834
		14,472

TOTAL INDUSTRIALS		247,907

INFORMATION TECHNOLOGY - 40.3%
Internet Software & Services - 12.3%
2U, Inc. (a)	349,044	29,330
Alibaba Group Holding Ltd. sponsored ADR (a)	125,200	22,979
Alphabet, Inc. Class A(a)	104,985	108,884
Dropbox, Inc. Class A(a)(b)	9,000	281
Facebook, Inc. Class A (a)	293,365	46,877
GoDaddy, Inc. (a)	28,400	1,744
GrubHub, Inc. (a)(b)	20,000	2,029
LogMeIn, Inc.	36,700	4,241
Twitter, Inc. (a)	162,100	4,703
		221,068
IT Services - 5.3%
Accenture PLC Class A	33,400	5,127
Cognizant Technology Solutions Corp. Class A	99,000	7,970
Leidos Holdings, Inc.	49,500	3,237
PayPal Holdings, Inc. (a)	333,900	25,333
Square, Inc. (a)	62,500	3,075
Visa, Inc. Class A	291,264	34,841
Worldpay, Inc. (a)	206,500	16,983
		96,566
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	141,900	12,931
Applied Materials, Inc.	55,000	3,059
ASML Holding NV	61,400	12,192
Broadcom Ltd.	4,000	943
Micron Technology, Inc. (a)	135,500	7,065
NVIDIA Corp.	40,300	9,333
Qualcomm, Inc.	20,400	1,130
		46,653
Software - 15.3%
Activision Blizzard, Inc.	125,000	8,433
Adobe Systems, Inc. (a)	129,500	27,982
Autodesk, Inc. (a)	20,000	2,512
Citrix Systems, Inc. (a)	65,000	6,032
Electronic Arts, Inc. (a)	167,400	20,296
Intuit, Inc.	53,300	9,240
Microsoft Corp.	1,227,000	111,988
Parametric Technology Corp. (a)	37,801	2,949
Red Hat, Inc. (a)	72,800	10,884
Salesforce.com, Inc. (a)	320,470	37,271
ServiceNow, Inc. (a)	34,100	5,642
Splunk, Inc. (a)	60,300	5,933
Workday, Inc. Class A (a)	210,616	26,771
		275,933
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	517,475	86,822

TOTAL INFORMATION TECHNOLOGY		727,042

MATERIALS - 3.5%
Chemicals - 3.3%
CF Industries Holdings, Inc.	185,896	7,014
DowDuPont, Inc.	384,400	24,490
LG Chemical Ltd.	15,689	5,694
LyondellBasell Industries NV Class A	190,189	20,099
Nutrien Ltd.	15,000	709
Westlake Chemical Corp.	14,000	1,556
		59,562
Construction Materials - 0.1%
Eagle Materials, Inc.	24,900	2,566
Metals & Mining - 0.1%
Glencore Xstrata PLC	285,000	1,415

TOTAL MATERIALS		63,543

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	6,200	901
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	99,200	6,055
TOTAL COMMON STOCKS
(Cost $1,217,757)		1,748,336

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	62,891	870
Internet & Direct Marketing Retail - 0.3%
The Honest Co., Inc.:
Series D (a)(c)(d)	87,422	2,949
Series E (c)(d)	102,016	2,000
		4,949

TOTAL CONSUMER DISCRETIONARY		5,819

INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Lyft, Inc. Series H (c)(d)	113,219	4,500
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	288,144	10,114
		14,614
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	56,846	399

TOTAL INFORMATION TECHNOLOGY		15,013

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,194)		20,832

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.72% (e)	32,749,152	32,756
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	2,297,200	2,298
TOTAL MONEY MARKET FUNDS
(Cost $35,053)		35,054
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,269,004)		1,804,222
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,159)
NET ASSETS - 100%		$1,802,063

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,832,000 or 1.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$355
Lyft, Inc. Series H	11/22/17	$4,500
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	6
Total	$27

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$304,302	$289,237	$9,246	$5,819
Consumer Staples	43,628	43,628	--	--
Energy	17,273	10,072	7,201	--
Financials	133,595	133,595	--	--
Health Care	209,909	209,909	--	--
Industrials	247,907	247,907	--	--
Information Technology	742,055	727,042	--	15,013
Materials	63,543	63,543	--	--
Real Estate	901	901	--	--
Telecommunication Services	6,055	6,055	--	--
Money Market Funds	35,054	35,054	--	--
Total Investments in Securities:	$1,804,222	$1,766,943	$16,447	$20,832

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$20,693
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	139
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$20,832
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$139

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$20,832	Market approach	Transaction price	$13.83 - $48.77 / $36.49	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	10.7	Increase
			Discount for lack of marketability	20.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018